Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Revenue guarantee description			These arrangements generally guarantee the publisher a monthly amount of income for a period of 12 to 24 months from inception of the publisher contract that is the greater of (a) a fixed monthly minimum, or (b) the calculated earned revenue share.		These arrangements generally guarantee the publisher a monthly amount of income for a period of 12 to 24 months from inception of the publisher contract that is the greater of (a) a fixed monthly minimum, or (b) the calculated earned revenue share.
Revenue	$ 59,573,508	$ 32,089,993	$ 127,935,501	$ 85,593,786	$ 128,032,397	$ 53,343,310
Percentage of interest computed based on balance outstanding for liquidating damages					1.00%
Publisher Partner Guarantees [Member]
Loss Contingencies [Line Items]
Revenue	$ 214,286	$ 2,539,055	$ 3,781,240	$ 7,541,619	$ 9,391,135	$ 7,111,248